LEASES (Tables)	12 Months Ended
Mar. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE GROUP’S LEASES

The following table presents supplemental information related to the Group’s leases:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Finance lease costs
Amortization of right-of-use assets	¥8,793	¥7,494	5,235
Interest on lease liabilities	467	303	207
Total finance lease costs	9,260	7,797	5,442
Operating lease costs	560,755	640,213	634,007
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	550,864	654,115	594,430
Financing cash flows from finance leases	9,132	7,505	5,277
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	997,675	-	134,799
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	¥18,360	¥5,154	16,634
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	(281,403)	-	-

Weighted average remaining lease term (years)
Operating leases	11.0	10.8	11.5
Finance leases	3.6	3.5	4.0
Weighted-average discount rate (per annum)
Operating leases	2.29%	2.23%	2.22%
Finance leases	1.66%	1.60%	1.57%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

As of March 31, 2025, the future maturity of lease liabilities is as follows:

	Thousands of Yen
Fiscal Years Ending March 31,	Finance Lease	Operating Lease
2026	¥8,473	¥557,856
2027	7,996	552,245
2028	6,513	547,100
2029	4,431	535,159
2030	907	419,559
Thereafter	-	2,546,563
Total lease payments	¥28,320	¥5,158,482
Less: imputed interest	(858)	(604,420)
Total lease liabilities	27,462	4,554,062
Less: current portion	(8,400)	(463,129)
Non-current lease liabilities	¥19,062	¥4,090,933

SCHEDULE OF OPERATING LEASE INCOME
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Fixed income from operating leases	¥40,131	¥47,663	¥79,102